Cost of goods sold (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Material and other inventory costs	$ 539,006	$ 569,794	$ 516,377
Inventory change	(27,408)	(9,278)	(10,990)
Energy and Fuel Costs	96,346	104,619	122,012
Depreciation, depletion, and amortization	99,941	91,079	87,728
Freight expense	49,988	55,313	59,529
Distribution expense	77,790	71,343	64,350
Repairs and maintenance	50,892	40,133	33,450
Utilities	3,404	3,436	3,000
Taxes and fees, other than income taxes	16,898	15,934	13,527
Short-term lease rentals	27,395	22,433	14,355
Risk insurance, including loss retention	15,239	12,201	13,167
Cost of goods sold	1,217,738	1,228,112	1,142,880
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Payroll and employee related expenses	277,913	257,919	227,897
Depreciation, depletion, and amortization	84,855	79,360	78,571
Short-term lease rentals	24,810	22,325	13,587
Travel, training, and other employee expense	3,197	2,877	2,821
Other	$ 4,808	$ 2,136	$ 5,582